Property and equipment (Tables)	6 Months Ended
Feb. 28, 2025
Property and equipment.
Schedule of property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2023	395,493	49,274	25,243	942,425	362,055	1,121,352	2,895,842
Additions	30,845	3,088	—	236,654	10,000	318,991	599,578
Transferred to Inventory	—	—	—	—	—	(154,912)	(154,912)
Disposals	—	(6,213)	—	(62,632)	—	(360,881)	(429,726)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(635,327)	(635,327)
Balance at August 31, 2024	426,338	46,149	25,243	1,116,447	372,055	289,223	2,275,455
Additions	—	—	4,897	—	22,866	6,800	34,563
Transferred to inventory	—	—	—	—	—	(38,455)	(38,455)
Balance at February 28, 2025	426,338	46,149	30,140	1,116,447	394,921	257,568	2,271,563

Accumulated depreciation
Balance at August 31, 2023	229,299	34,010	17,288	110,724	113,837	76,758	581,916
Depreciation	38,522	4,574	4,374	40,949	101,665	67,908	257,992
Disposals	—	(3,655)	—	(728)	—	(37,646)	(42,029)
Transferred to Inventory	—	—	—	—	—	(21,394)	(21,394)
Deconsolidation on sale of subsidiary	—	—	—	—	—	(79,452)	(79,452)
Balance at August 31, 2024	267,821	34,929	21,662	150,945	215,502	6,174	697,033
Depreciation	15,634	1,660	1,333	22,025	52,831	21,302	114,785
Transferred to inventory	—	—	—	—	—	(1,145)	(1,145)
Balance at February 28, 2025	283,455	36,589	22,995	172,970	268,333	26,331	810,673

Net carrying amount
As at August 31, 2024	158,517	11,220	3,581	965,502	156,553	283,049	1,578,422
As at February 28, 2025	142,883	9,560	7,145	943,477	126,588	231,237	1,460,890